CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock $.01 Par Value	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Noncontrolling Interest
Balance at Mar. 31, 2009	$ 674,569	$ 328	$ 574,675	$ 1,420,462	$ (651,652)	$ (677,842)	$ 8,598
Balance (in shares) at Mar. 31, 2009		32,783,496
Increase (Decrease) in Stockholders' Equity
Comprehensive income	109,510			278,714	(169,434)		230
Exercise of stock options	8,381		(4,791)			13,172
Exercise of stock options (in shares)		170,380
Restricted stock grants			(2,437)			2,437
Restricted stock grants (in shares)		24,743
Share-based compensation	16,664		16,664
Performance shares issued net of treasury stock withheld	(3,337)		(8,759)			5,422
Performance shares issued net of treasury stock withheld (in shares)		75,100
Tax benefit related to share based plans and other	2,346		2,346
Employee benefit plans and other	(711)	2	348			(1,061)
Employee benefit plans and other (in shares)		(6,701)
Balance at Mar. 31, 2010	807,422	330	578,046	1,699,176	(821,086)	(657,872)	8,828
Balance (in shares) at Mar. 31, 2010		33,047,018
Increase (Decrease) in Stockholders' Equity
Comprehensive income	347,720			313,175	34,009		536
Exercise of stock options	13,818		(5,622)			19,440
Exercise of stock options (in shares)		251,401
Restricted stock grants			(7,057)			7,057
Restricted stock grants (in shares)		88,585
Share-based compensation	9,740		9,740
Performance shares issued net of treasury stock withheld	(6,504)		(17,193)			10,689
Performance shares issued net of treasury stock withheld (in shares)		139,342
Tax benefit related to share based plans and other	1,111		1,111
Dividends paid	(6,700)			(6,700)
Employee benefit plans and other	(485)	5	254			(744)
Employee benefit plans and other (in shares)		(7,274)
Balance at Mar. 31, 2011	1,166,122	335	559,279	2,005,651	(787,077)	(621,430)	9,364
Balance (in shares) at Mar. 31, 2011		33,519,072
Increase (Decrease) in Stockholders' Equity
Comprehensive income	139,683			262,612	(123,521)		592
Exercise of stock options	5,709		(2,580)			8,289
Exercise of stock options (in shares)		107,944
Restricted stock grants			(17,159)			17,159
Restricted stock grants (in shares)		201,429
Share-based compensation	6,724		6,724
Treasury stock purchased	(49,991)					(49,991)
Treasury stock purchased (in shares)		(742,000)
Performance shares issued net of treasury stock withheld	(2,806)		(8,752)			5,946
Performance shares issued net of treasury stock withheld (in shares)		73,685
Tax benefit related to share based plans and other	(1,173)		(1,173)
Dividends paid	(26,552)			(26,552)
Employee benefit plans and other	(965)	(3)	1,582			(2,544)
Employee benefit plans and other (in shares)		(17,722)
Balance at Mar. 31, 2012	$ 1,236,751	$ 332	$ 537,921	$ 2,241,711	$ (910,598)	$ (642,571)	$ 9,956
Balance (in shares) at Mar. 31, 2012		33,142,408